Accounts Receivable - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Allowance for Doubtful Accounts Receivable
As at January 1	$ 70	$ 171
Increase in allowance for credit losses	42	25
Decrease in allowance due to subsequent collection	(68)	(168)
Exchange difference	1	(3)
As at June 30	$ 45	$ 25